Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Inventories, net
7.	Inventories, net

Inventories, net consisted of the following:

	As of December 31,
	2022		2023
Raw material	NT$	10,098	NT$	9,118
Work-in-process		16,747		21,542
Finished goods		23,015		38,712
Valuation allowance		(13,092)		(21,621)
Total	NT$	36,768	NT$	47,751

The movements in the allowance for inventory valuation are as follows:

	For the years ended December 31,
	2021		2022		2023
Beginning balance	NT$	12,755	NT$	10,750	NT$	13,092
Additions		1,259		4,580		10,525
Reductions		(3,264)		(2,238)		(1,995)
Ending balance	NT$	10,750	NT$	13,092	NT$	21,621

The reversal of allowance for inventory valuation was NT$2,005 for the years ended December 31, 2021, and the allowance for inventory valuation was NT$ 2,342 and NT$ 8,530 for the years ended December 31, 2022 and 2023, respectively.